SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)		1 Months Ended		3 Months Ended				12 Months Ended
		Dec. 31, 2024		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Basic net income (loss) per Class A ordinary share								$ (0.35)		$ (0.36)
Diluted net income (loss) per Class A ordinary share								$ (0.35)		$ (0.36)
Class A Ordinary Share [Member]
Net income (loss)				$ 779,017				$ 2,880,480
Weighted average ordinary shares				17,250,000				11,626,027
Basic net income (loss) per Class A ordinary share		$ 0.00						$ 0.25
Net income (loss)								$ 2,870,496
Weighted Average Ordinary Shares								11,626,027
Diluted net income (loss) per Class A ordinary share		$ 0.00						$ 0.25
Class B Ordinary Share [Member]
Net income (loss)		$ (5,112)	[1]	$ 259,672		$ (54,616)	[2]	$ 1,364,045	[1]
Weighted average ordinary shares		5,000,000	[1]	5,750,000		5,000,000	[2]	5,505,479	[1]
Basic net income (loss) per Class A ordinary share	[1]	$ (0.00)						$ 0.25
Net income (loss)	[1]	$ (5,112)						$ 1,374,029
Weighted Average Ordinary Shares	[1]	5,000,000						5,565,068
Diluted net income (loss) per Class A ordinary share	[1]	$ (0.00)						$ 0.25
Common Class A [Member]
Weighted average ordinary shares				17,250,000				11,626,027
Basic net income (loss) per Class A ordinary share		$ 0.00		$ 0.05				$ 0.25
Weighted Average Ordinary Shares				17,250,000				11,626,027
Diluted net income (loss) per Class A ordinary share		$ 0.00		$ 0.05				$ 0.25
Common Class B [Member]
Weighted average ordinary shares		5,000,000	[3]	5,750,000	[4]	5,000,000	[4]	5,505,479	[3]
Basic net income (loss) per Class A ordinary share		$ 0.00		$ 0.05		$ (0.01)	[2]	$ 0.25
Weighted Average Ordinary Shares		5,000,000	[3]	5,750,000	[4]	5,000,000	[4]	5,565,068	[3]
Diluted net income (loss) per Class A ordinary share		$ (0.00)		$ 0.05		$ (0.01)	[2]	$ 0.25

[1]	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.
[2]	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (see Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.
[3]	The calculation of basic and diluted net income (loss) per ordinary share for the year ended December 31, 2025 and for the period from December 9, 2024 (inception) through December 31, 2024 excluded up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.
[4]	The calculation of basic and diluted net income (loss) per ordinary share for the three months ended March 31, 2025 excluded 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the closing of the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.